EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
NOTE 11:-	EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2017	2016	2015

Numerator for basic and diluted net earnings (loss) per share:

Net income (loss)	$(7,493)	$(8,659)	$18,569

Weighted average shares outstanding, net of treasury stock:

Denominator for basic net earnings (loss) per share	43,475,844	43,868,221	45,895,321
Effect of dilutive securities:
Employee stock options	-	-	843,283

Denominator for diluted net earnings (loss) per share	43,475,844	43,868,221	46,738,604

Basic net earnings (loss) per share	$(0.17)	$(0.20)	$0.40

Diluted net earnings (loss) per share	$(0.17)	$(0.20)	$0.40